(IL Annuity and Insurance Company Letterhead)


February 2002





As a Visionary Variable Annuity(TM) contractholder, we are providing you with the annual fund reports from Visionary(TM) fund managers. Please note that we have only furnished reports for the fund companies in which you are invested as of 12/31/2001. These reports will provide an update on each fund's performance as of December 31, 2001.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,


/s/ Patricia K. Barnard
-----------------------
    Patricia K. Barnard
    Director, Variable Operations

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 27, 2002 (File No. 811-05550).
Document 2. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 2001, that were filed with the Securities and Exchange Commission on February 27, 2002 (File Nos. 811-03329 and 811-05511).
Document 3. The Annual Report of the OCC Accumulation Trust dated December 31, 2001, that was filed with the Securities and Exchange Commission on March 4, 2002 (File No. 811-08512).
Document 4. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 20, 2002 (File No. 811-07145).
Document 5. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-07153).
Document 6. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-05083).

(IL Annuity and Insurance Company Letterhead)


February 2002




As a Visionary Choice Variable Annuity(TM) contract holder, we are providing you with the annual fund reports from Visionary Choice's(TM) fund managers. Please note that we have only furnished reports for the fund companies in which you are invested as of 12/31/2001. These reports will provide an update on each fund's performance as of December 31, 2001.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at:
888-232-6486.

As always, we appreciate and value your business.

Sincerely,


/s/ Patricia K. Barnard
-----------------------
    Patricia K. Barnard
    Director, Variable Operations


The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 27, 2002 (File No. 811-05550).
Document 2. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 2001, that were filed with the Securities and Exchange Commission on February 27, 2002 (File Nos. 811-03329 and 811-05511).
Document 3. The Annual Report of First Eagle SoGen Overseas Variable Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 22, 2002 (File No. 811-09092).
Document 4. The Annual Report of Neuberger Berman Advisors Management Trust Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 26, 2002 (File No. 811-04255).
Document 5. The Annual Report of the OCC Accumulation Trust dated December 31, 2001, that was filed with the Securities and Exchange Commission on March 4, 2002 (File No. 811-08512).
Document 6. The Annual Report of PIMCO Variable Insurance Trust dated December 31, 2001, that was filed with the Securities and Exchange Commission on March 7, 2002 (File No. 811-08399).
Document 7. The Annual Report of Royce Capital Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on March 5, 2002 (File No. 811-07537).
Document 8. The Annual Report of SAFECO Resource Series Trust Equity Portfolio and Growth Opportunities Portfolio dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-04717).
Document 9. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 20, 2002 (File No. 811-07145).
Document 10. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-07153).
Document 11. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 2001, that was filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-05083).